Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Document Fiscal Year Focus	2019
Companies accounted for under the equity method	$ 141,594	$ 144,435
Investment Owned, at Fair Value	51,415	46,858
Companies accounted for on a cost basis	8,565	4,887
Investments in affiliated companies	201,574	$ 196,180
Impairment of investments under cost-method	2,700
Company
Investments in and Advances to Affiliates [Line Items]
Companies accounted for on a cost basis	$ 5,000